The Saratoga Advantage Trust

Supplement dated June 29, 2009 to the Class A Shares Prospectus

 Dated December 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO”, “THE ADVISER” located on page 30 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by Oppenheimer Capital. The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. In his capacity as Chief Investment Officer of Oppenheimer Capital, Horacio A. Valerias, CFA, is responsible for the day-to-day management of the Portfolio.  Mr. Valerias is a managing director and chief investment officer for Oppenheimer Capital (since 2008) and its affiliate, Nicholas Applegate (since 2002).  Mr. Valerias holds a Bachelors of Science degree from Virginia Tech and an M.B.A. in finance from the University of California at Berkeley.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated June 29, 2009 to the Class B Shares Prospectus

Dated December 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO”, “THE ADVISER” located on page 31 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by Oppenheimer Capital. The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. In his capacity as Chief Investment Officer of Oppenheimer Capital, Horacio A. Valerias, CFA, is responsible for the day-to-day management of the Portfolio.  Mr. Valerias is a managing director and chief investment officer for Oppenheimer Capital (since 2008) and its affiliate, Nicholas Applegate (since 2002).  Mr. Valerias holds a Bachelors of Science degree from Virginia Tech and an M.B.A. in finance from the University of California at Berkeley.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated June 29, 2009 to the Class C Shares Prospectus

Dated December 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO”, “THE ADVISER” located on page 31 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by Oppenheimer Capital. The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. In his capacity as Chief Investment Officer of Oppenheimer Capital, Horacio A. Valerias, CFA, is responsible for the day-to-day management of the Portfolio.  Mr. Valerias is a managing director and chief investment officer for Oppenheimer Capital (since 2008) and its affiliate, Nicholas Applegate (since 2002).  Mr. Valerias holds a Bachelors of Science degree from Virginia Tech and an M.B.A. in finance from the University of California at Berkeley.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated June 29, 2009 to the Class I Shares Prospectus

Dated December 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO”, “THE ADVISER” located on page 30 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by Oppenheimer Capital. The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. In his capacity as Chief Investment Officer of Oppenheimer Capital, Horacio A. Valerias, CFA, is responsible for the day-to-day management of the Portfolio.  Mr. Valerias is a managing director and chief investment officer for Oppenheimer Capital (since 2008) and its affiliate, Nicholas Applegate (since 2002).  Mr. Valerias holds a Bachelors of Science degree from Virginia Tech and an M.B.A. in finance from the University of California at Berkeley.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated June 29, 2009

to the

Statement of Additional Information

Dated December 31, 2009 of the Saratoga Advantage Trust

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 42 of the Statement of Additional Information (“SAI”). The information pertaining to Anne Budlong of Oppenheimer Capital LLC located on page 43 is deleted in its entirety and replaced with the following information, which is provided as of May 31, 2009:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Horacio A. Valerias Oppenheimer Capital LLC	International Equity Portfolio	2	$29.3	0	$0	4	$526.8	$556.1

* * * * *

Reference is made to the section entitled “Ownership of Securities” beginning on page 50 of the SAI.  The information related to Ms. Budlong is deleted in its entirety and replaced with the following information, which is provided as of May 31, 2009:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Horacio A. Valerias	International Equity Portfolio	None

Please retain this supplement for future reference.